Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 69.02%
Communication services: 7.49%
Diversified telecommunication services: 1.55%
CenturyLink Incorporated	6.75%	12-1-2023	$ 7,000,000	$ 7,539,350
Level 3 Financing Incorporated 144A	4.63	9-15-2027	525,000	531,825
Level 3 Financing Incorporated	5.38	5-1-2025	3,515,000	3,588,920
Lumen Technologies Incorporated	7.50	4-1-2024	3,915,000	4,247,775
				15,907,870
Entertainment: 1.52%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	11,890,000	11,971,209
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,270,000	3,544,549
				15,515,758
Media: 3.98%
Cinemark USA Incorporated 144A	8.75	5-1-2025	12,997,000	13,809,313
Compression Partners LP	6.88	9-1-2027	1,260,000	1,292,243
CSC Holdings LLC 144A	5.50	4-15-2027	850,000	872,708
DISH DBS Corporation	5.00	3-15-2023	4,150,000	4,216,400
DISH DBS Corporation	5.88	7-15-2022	4,835,000	4,895,438
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	6,720,000	6,972,000
Townsquare Media Incorporated 144A	6.88	2-1-2026	8,295,000	8,698,552
				40,756,654
Wireless telecommunication services: 0.44%
Sprint Corporation	7.88	9-15-2023	4,080,000	4,482,900
Consumer discretionary: 8.62%
Auto components: 1.54%
Allison Transmission Incorporated 144A	5.88	6-1-2029	915,000	977,723
Clarios Global LP 144A<	6.25	5-15-2026	6,605,000	6,863,982
Clarios Global LP 144A	6.75	5-15-2025	3,013,000	3,144,819
Goodyear Tire & Rubber Company	5.00	5-31-2026	4,624,000	4,728,040
				15,714,564
Automobiles: 0.47%
Ford Motor Company	4.13	8-17-2027	4,600,000	4,852,632
Hotels, restaurants & leisure: 2.92%
Carnival Corporation 144A	10.50	2-1-2026	7,790,000	8,880,600
Carnival Corporation 144A	9.88	8-1-2027	400,000	450,236
NCL Corporation Limited 144A	12.25	5-15-2024	7,540,000	8,913,034
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	5,600,000	5,939,668
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	425,000	462,162
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	4,709,000	5,257,033
				29,902,733
Household durables: 1.32%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	4,920,000	5,056,284
KB Home Class B	7.50	9-15-2022	8,055,000	8,447,681
				13,503,965
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet & direct marketing retail: 0.62%
QVC Incorporated	4.38%	3-15-2023	$ 6,070,000	$ 6,290,038
Leisure products: 0.55%
Mattel Incorporated 144A	3.38	4-1-2026	1,150,000	1,167,296
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	4,175,000	4,446,375
				5,613,671
Multiline retail: 0.25%
Macy's Incorporated «	3.63	6-1-2024	156,000	160,290
Macy's Incorporated	4.38	9-1-2023	2,350,000	2,432,250
				2,592,540
Specialty retail: 0.43%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	3,371,000	4,095,765
Penske Automotive Group Incorporated	3.50	9-1-2025	275,000	278,094
				4,373,859
Textiles, apparel & luxury goods: 0.52%
G-III Apparel Group Limited 144A	7.88	8-15-2025	4,980,000	5,297,475
Consumer staples: 1.43%
Food products: 1.43%
B&G Foods Incorporated	5.25	4-1-2025	700,000	710,500
CHS Incorporated 144A	6.63	2-15-2025	6,610,000	6,849,282
Performance Food Group Incorporated 144A	6.88	5-1-2025	6,735,000	7,054,913
				14,614,695
Energy: 14.35%
Energy equipment & services: 1.86%
Oceaneering International Incorporated	4.65	11-15-2024	15,415,000	15,646,225
USA Compression Partners LP	6.88	4-1-2026	3,330,000	3,388,275
				19,034,500
Oil, gas & consumable fuels: 12.49%
Antero Midstream Company 144A	7.88	5-15-2026	4,638,000	4,966,788
Apache Corporation	4.63	11-15-2025	1,535,000	1,623,263
Archrock Partners LP 144A	6.88	4-1-2027	250,000	260,000
Buckeye Partners LP 144A	4.13	3-1-2025	1,795,000	1,805,950
Buckeye Partners LP	4.15	7-1-2023	750,000	766,875
Crestwood Midstream Partners LP	5.75	4-1-2025	14,390,000	14,432,522
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	9,218,016
EnLink Midstream Partners LP	4.15	6-1-2025	13,245,000	13,552,416
Enviva Partners LP 144A	6.50	1-15-2026	12,285,000	12,677,383
EQT Corporation	6.63	2-1-2025	1,981,000	2,211,073
Murphy Oil Corporation	5.75	8-15-2025	7,080,000	7,195,280
New Fortress Energy Incorporated 144A	6.50	9-30-2026	4,580,000	4,329,611
Occidental Petroleum Corporation	8.00	7-15-2025	7,165,000	8,155,920
Range Resources Corporation	9.25	2-1-2026	5,545,000	5,956,827
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	12,920,000	13,241,708
Southwestern Energy Company	4.10	3-15-2022	1,400,000	1,396,388
Southwestern Energy Company	6.45	1-23-2025	3,586,000	3,890,989
Southwestern Energy Company	7.75	10-1-2027	2,705,000	2,899,016
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	11,275,000	11,951,500
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term High Yield Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Western Gas Partners LP	3.95%	6-1-2025	$ 1,500,000	$ 1,550,948
Western Gas Partners LP	4.65	7-1-2026	5,335,000	5,695,113
				127,777,586
Financials: 9.24%
Consumer finance: 4.54%
LFS Topco LLC 144A	5.88	10-15-2026	1,960,000	2,028,345
Navient Corporation	5.88	10-25-2024	8,860,000	9,261,092
Navient Corporation	6.13	3-25-2024	5,000,000	5,240,450
Navient Corporation	7.25	9-25-2023	3,375,000	3,628,125
OneMain Finance Corporation	3.50	1-15-2027	2,255,000	2,176,075
PRA Group Incorporated 144A	7.38	9-1-2025	4,970,000	5,268,200
Rocket Mortgage LLC 144A	2.88	10-15-2026	4,115,000	4,009,697
Springleaf Finance Corporation	6.13	3-15-2024	2,500,000	2,625,000
Springleaf Finance Corporation	7.13	3-15-2026	2,350,000	2,641,318
Springleaf Finance Corporation	8.88	6-1-2025	8,948,000	9,596,730
				46,475,032
Diversified financial services: 1.83%
Hat Holdings LLC 144A	3.38	6-15-2026	5,000,000	4,918,750
United Shore Financial Services LLC 144A	5.50	11-15-2025	13,835,000	13,765,825
				18,684,575
Insurance: 0.66%
Enact Holdings Incorporated 144A	6.50	8-15-2025	6,245,000	6,790,157
Mortgage REITs: 1.44%
Starwood Property Trust Incorporated 144A	3.63	7-15-2026	2,770,000	2,738,090
Starwood Property Trust Incorporated	4.75	3-15-2025	9,995,000	10,366,839
Starwood Property Trust Incorporated	5.00	12-15-2021	1,418,000	1,418,766
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	190,000	195,700
				14,719,395
Thrifts & mortgage finance: 0.77%
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	7,795,000	7,834,755
Health care: 5.43%
Health care providers & services: 5.43%
Magellan Health Incorporated	4.90	9-22-2024	15,710,000	16,888,250
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	7,025,760
Select Medical Corporation 144A	6.25	8-15-2026	12,016,000	12,615,719
Tenet Healthcare Corporation	4.63	7-15-2024	2,670,000	2,693,256
Tenet Healthcare Corporation 144A	4.88	1-1-2026	7,790,000	7,965,275
Tenet Healthcare Corporation 144A	7.50	4-1-2025	4,380,000	4,605,658
Vizient Incorporated 144A	6.25	5-15-2027	3,625,000	3,779,063
				55,572,981
Industrials: 11.49%
Aerospace & defense: 2.69%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	11,648,000	11,997,440
TransDigm Group Incorporated 144A	6.25	3-15-2026	1,945,000	2,017,938
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace & defense (continued)
TransDigm Group Incorporated	7.50%	3-15-2027	$ 2,215,000	$ 2,309,138
TransDigm Group Incorporated 144A	8.00	12-15-2025	10,598,000	11,167,643
				27,492,159
Airlines: 3.23%
American Airlines Group Incorporated 144A	5.00	6-1-2022	3,115,000	3,103,319
American Airlines Group Incorporated 144A	5.50	4-20-2026	6,600,000	6,740,250
Delta Air Lines Incorporated 144A	4.50	10-20-2025	5,065,000	5,309,735
Delta Air Lines Incorporated 144A	7.00	5-1-2025	750,000	861,691
Hawaiian Airlines Incorporated	3.90	7-15-2027	3,951,159	3,918,035
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	6,345,000	6,483,765
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	4,625,000	4,937,188
United Airlines Incorporated 144A	4.38	4-15-2026	1,680,000	1,686,686
				33,040,669
Commercial services & supplies: 2.36%
Aramark Services Incorporated 144A	6.38	5-1-2025	4,880,000	5,089,840
CoreCivic Incorporated	8.25	4-15-2026	5,045,000	5,193,777
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	13,602,000	13,815,551
				24,099,168
Construction & engineering: 0.29%
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	2,870,000	2,974,038
Electronic equipment, instruments & components: 0.13%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,285,000	1,357,371
Machinery: 0.52%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	5,025,000	5,376,750
Road & rail: 0.87%
Uber Technologies Incorporated 144A	7.50	5-15-2025	8,470,000	8,925,263
Trading companies & distributors: 1.40%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	14,015,000	14,283,668
Information technology: 1.78%
IT services: 1.57%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	12,860,000	14,306,750
Square Incorporated 144A	2.75	6-1-2026	1,760,000	1,751,446
				16,058,196
Technology hardware, storage & peripherals: 0.21%
NCR Corporation 144A	5.75	9-1-2027	2,060,000	2,134,860
Materials: 3.25%
Chemicals: 1.12%
Kraton Polymers LLC 144A	4.25	12-15-2025	11,122,000	11,483,465
Containers & packaging: 0.63%
Sealed Air Corporation 144A	5.13	12-1-2024	1,330,000	1,416,450
Sealed Air Corporation 144A	5.25	4-1-2023	4,835,000	5,023,082
				6,439,532
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term High Yield Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 1.00%
Cleveland-Cliffs Incorporated 144A	6.75%	3-15-2026	$ 3,715,000	$ 3,923,969
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	5,567,000	6,264,601
				10,188,570
Paper & forest products: 0.50%
Clearwater Paper Corporation 144A	5.38	2-1-2025	4,735,000	5,113,682
Real estate: 1.59%
Equity REITs: 1.59%
Service Properties Trust Company	4.35	10-1-2024	10,500,000	10,240,860
Service Properties Trust Company	5.00	8-15-2022	2,200,000	2,189,000
Service Properties Trust Company	7.50	9-15-2025	3,580,000	3,799,798
				16,229,658
Utilities: 4.35%
Electric utilities: 0.26%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,575,000	2,634,199
Independent power & renewable electricity producers: 4.09%
NSG Holdings LLC 144A	7.75	12-15-2025	8,969,905	9,552,949
TerraForm Power Operating LLC 144A	4.25	1-31-2023	13,268,000	13,367,510
Vistra Operations Company LLC 144A	5.50	9-1-2026	14,225,000	14,573,796
Vistra Operations Company LLC 144A	5.63	2-15-2027	4,300,000	4,415,649
				41,909,904
Total Corporate bonds and notes (Cost $704,220,130)				706,049,487
Loans: 21.71%
Communication services: 3.48%
Media: 3.07%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.63	8-21-2026	5,431,145	5,307,424
CSC Holdings LLC (3 Month LIBOR +2.25%) ±	2.34	1-15-2026	2,406,938	2,355,790
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.59	4-15-2027	10,733,194	10,522,394
Hubbard Radio LLC (3 Month LIBOR +4.25%) ‡±	5.25	3-28-2025	2,851,924	2,848,359
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.50%) ±	2.59	9-18-2026	5,875,000	5,829,880
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.59	1-31-2028	4,615,000	4,551,544
				31,415,391
Wireless telecommunication services: 0.41%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	4,214,991	4,192,145
Consumer discretionary: 4.47%
Auto components: 1.26%
Clarios Global LP (1 Month LIBOR +3.25%) ±	3.34	4-30-2026	5,515,428	5,439,590
Tenneco Incorporated (3 Month LIBOR +3.00%) ±	3.09	10-1-2025	7,608,255	7,459,894
				12,899,484
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure: 0.73%
Carnival Corporation (1 Month LIBOR +3.00%) ±	3.75%	6-30-2025	$ 6,789,051	$ 6,680,426
CCM Merger Incorporated (1 Month LIBOR +3.75%) ±	4.50	11-4-2025	787,564	785,106
				7,465,532
Household durables: 0.47%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	4,805,850	4,781,821
Leisure products: 0.74%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	3.50	8-25-2028	7,605,143	7,557,611
Specialty retail: 1.27%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.50	3-6-2028	6,237,459	6,229,662
Rent-A-Center Incorporated (1 Month LIBOR +3.25%) ±	3.75	2-17-2028	3,860,600	3,815,547
Sally Beauty Holdings Incorporated (3 Month LIBOR +2.25%) ‡±	2.35	7-5-2024	2,973,990	2,947,967
				12,993,176
Energy: 1.89%
Oil, gas & consumable fuels: 1.89%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	4.75	4-14-2028	1,142,138	1,140,230
Apergy Corporation (1 Month LIBOR +5.00%) ±	6.00	6-3-2027	12,819,147	12,962,337
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ‡<±	5.50	9-29-2028	5,280,000	5,200,800
				19,303,367
Financials: 1.33%
Diversified financial services: 1.29%
Claros Mortgage Trust Incorporated (U.S. SOFR +4.50%) ‡<±	5.00	8-9-2026	2,810,000	2,802,975
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) ‡±	5.25	4-30-2024	2,521,079	2,508,474
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	4.50	5-30-2025	7,860,000	7,843,651
				13,155,100
Mortgage REITs: 0.04%
Blackstone Mortgage Trust Incorporated Term Loan B2 (1 Month LIBOR +2.75%) ‡±	3.25	4-23-2026	427,850	425,711
Health care: 2.68%
Health care equipment & supplies: 1.09%
Ortho Clinical Diagnostics SA (3 Month LIBOR +3.00%) ±	3.08	6-30-2025	4,520,000	4,490,620
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	6,657,129	6,626,639
				11,117,259
Health care providers & services: 0.60%
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75	3-2-2028	120,155	118,567
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	2,582,102	2,547,992
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	81,516	80,439
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term High Yield Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Padagis LLC (1 Month LIBOR +4.75%) ‡±	5.25%	7-6-2028	$ 1,162,353	$ 1,159,447
Select Medical Corporation (3 Month LIBOR +2.25%) ±	2.35	3-6-2025	2,319,589	2,295,418
				6,201,863
Health care technology: 0.44%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	4,517,300	4,480,981
Pharmaceuticals: 0.55%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.09	6-2-2025	5,687,265	5,631,303
Industrials: 4.04%
Aerospace & defense: 0.13%
Spirit AeroSystems Incorporated (1 Month LIBOR +3.75%) ±	4.25	1-15-2025	1,305,138	1,302,697
Airlines: 2.34%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.50	4-20-2028	7,050,000	7,232,102
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	9,375,000	9,767,625
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	4.75	10-20-2027	5,555,000	5,831,583
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	1,149,225	1,144,433
				23,975,743
Commercial services & supplies: 0.89%
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.84	3-11-2025	6,611,734	6,453,052
GFL Environmental Incorporated (1 Month LIBOR +3.00%) ±	3.50	5-30-2025	2,605,313	2,603,150
				9,056,202
Machinery: 0.40%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) ±	4.25	10-8-2027	706,886	705,967
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	3,403,411	3,394,902
				4,100,869
Road & rail: 0.28%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	3.59	4-4-2025	2,892,577	2,879,936
Information technology: 0.27%
Semiconductors & semiconductor equipment: 0.27%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.09	9-19-2026	2,803,080	2,791,699
Materials: 2.90%
Chemicals: 0.28%
Ineos US Finance LLC (3 Month LIBOR +2.00%) ±	2.09	4-1-2024	2,868,820	2,841,337
Containers & packaging: 1.60%
Flex Acquisition Company Incorporated (3 Month LIBOR +3.00%) ±	3.13	6-29-2025	3,648,546	3,596,117
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	2-23-2028	8,449,768	8,377,185
Graham Packaging Company Incorporated (1 Month LIBOR +3.00%) ±	3.75	8-4-2027	4,457,600	4,419,844
				16,393,146
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Paper & forest products: 1.02%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) <±	4.00%	7-30-2027	$10,520,951	$ 10,479,814
Utilities: 0.65%
Electric utilities: 0.65%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	3.50	12-15-2027	6,615,000	6,606,731
Total Loans (Cost $223,043,634)				222,048,918
Non-agency mortgage-backed securities: 1.17%
AIMCO Properties LP (3 Month LIBOR +1.06%) 144A±	1.19	7-22-2032	4,000,000	3,999,988
Canyon Capital Partners LLC (3 Month LIBOR +1.60%) 144A±	1.72	7-15-2030	4,000,000	3,996,568
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	2.54	4-25-2024	11,075	10,645
Venture VII CDO Limited Series 2019-37A Class A1R (3 Month LIBOR +1.15%) 144A±	1.27	7-15-2032	4,000,000	4,000,236
Total Non-agency mortgage-backed securities (Cost $12,009,553)				12,007,437
Yankee corporate bonds and notes: 6.13%
Communication services: 0.25%
Media: 0.25%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	2,485,000	2,516,063
Consumer discretionary: 0.62%
Auto components: 0.53%
Adient Global Holdings Limited 144A	4.88	8-15-2026	5,405,000	5,411,756
Automobiles: 0.09%
Stellantis NV	5.25	4-15-2023	896,000	947,690
Consumer staples: 0.78%
Food products: 0.78%
Cooke Omega Investments Incorporated 144A	8.50	12-15-2022	7,785,000	7,950,431
Energy: 1.15%
Oil, gas & consumable fuels: 1.15%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	11,415,000	11,770,577
Financials: 0.66%
Diversified financial services: 0.66%
DAE Funding LLC 144A	2.63	3-20-2025	6,710,000	6,738,383
Health care: 0.56%
Pharmaceuticals: 0.56%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	5,535,000	5,754,989
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term High Yield Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 1.54%
Airlines: 1.24%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50%	7-15-2026	$ 3,750,000	$ 4,608,357
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	8,255,000	8,089,322
				12,697,679
Communications equipment: 0.30%
Clear Channel International Limited 144A	6.63	8-1-2025	3,000,000	3,093,750
Materials: 0.57%
Chemicals: 0.57%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	5,690,000	5,836,916
Total Yankee corporate bonds and notes (Cost $62,716,146)				62,718,234

		Yield	Shares
Short-term investments: 2.80%
Investment companies: 2.80%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	28,509,510	28,509,510
Securities Lending Cash Investments LLC ♠∩∞		0.04	107,750	107,750
Total Short-term investments (Cost $28,617,260)				28,617,260
Total investments in securities (Cost $1,030,606,723)	100.83%			1,031,441,336
Other assets and liabilities, net	(0.83)			(8,451,418)
Total net assets	100.00%			$1,022,989,918

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$52,703,348	$118,155,592	$(142,349,430)	$0	$0	$28,509,510	28,509,510	$2,643
Securities Lending Cash Investments LLC	11,753,565	4,460,778	(16,106,593)	0	0	107,750	107,750	177#
				$0	$0	$28,617,260		$2,820

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

10  |  Allspring Short-Term High Yield Bond Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Managment"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of November 30, 2021, the Fund had unfunded loan commitments of $17,524,624.

Allspring Short-Term High Yield Bond Fund  |  11

Notes to portfolio of investments—November 30, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$706,049,487	$0	$706,049,487
Loans	0	200,760,283	21,288,635	222,048,918
Non-agency mortgage-backed securities	0	12,007,437	0	12,007,437
Yankee corporate bonds and notes	0	62,718,234	0	62,718,234
Short-term investments
Investment companies	28,617,260	0	0	28,617,260
Total assets	$28,617,260	$981,535,441	$21,288,635	$1,031,441,336
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of August 31, 2021	$18,656,614
Accrued discounts (premiums)	3,669
Realized gains (losses)	(4,323)
Change in unrealized gains (losses)	(177,024)
Purchases	13,954,493
Sales	(1,030,815)
Transfers into Level 3	2,848,359
Transfers out of Level 3	(12,962,338)
Balance as of November 30, 2021	$21,288,635
Net change in unrealized gains (losses) from investments held at November 30, 2021	$(110,536)
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

12  |  Allspring Short-Term High Yield Bond Fund